SUPPLEMENT

Dated May 3, 2007

to the

Timothy Plan (the “Trust”)

FAMILY OF FUNDS

PROSPECTUS

DATED MAY 1, 2007

This Prospectus offers the following series of the Trust (the “Traditional Funds”):

TIMOTHY PLAN AGGRESSIVE GROWTH FUND	TIMOTHY PLAN LARGE/MID CAP VALUE FUND

TIMOTHY PLAN INTERNATIONAL FUND	TIMOTHY PLAN FIXED INCOME FUND

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND	TIMOTHY PLAN HIGH YIELD BOND FUND

TIMOTHY PLAN SMALL CAP VALUE FUND	TIMOTHY PLAN MONEY MARKET FUND

And the following series of the Trust that invest in certain Traditional Funds (collectively, the “Asset Allocation Funds”):

TIMOTHY PLAN STRATEGIC GROWTH FUND

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

The Prospectus of the Timothy Plan Family of Funds is amended as follows:

The Section of the prospectus entitled Class A Shares, containing tables describing the sales charges applicable to purchases of Class A shares of the Funds, beginning on page 20 of the Prospectus, is amended by adding the following language and additional tables:

CLASS A SHARES

Class A shares are offered at their public offering price, which is net asset value per Class A share plus the applicable sales charge. The sales charge varies, depending on which Fund you choose and how much you invest. There are no sales charges on reinvested distributions. Effective June 1, 2007, for all Funds except the Fixed Income Fund, High Yield Bond Fund, and the Money Market Fund, the following sales charges(1) apply:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price
up to $50,000	5.50%	5.82%	5.00%
$50,000 to 99,999	4.50%	4.71%	4.00%
$100,000 to 249,999	3.50%	3.63%	3.00%
$250,000 to 499,999	2.50%	2.56%	2.00%
$500,000 to 999,999	1.50%	1.52%	1.00%
$1,000,000 and up (2)	0.00%	0.00%	0.00%

Effective June 1, 2007, the following sales charges(1) apply to the Fixed Income Fund and High Yield Bond Fund:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price
up to $50,000	4.50%	4.71%	4.00%
$50,000 to $ 99,999	3.75%	3.90%	3.25%
$100,000 to $249,999	2.75%	2.83%	2.25%
$250,000 to $499,999	2.00%	2.04%	1.50%
$500,000 to $749,999	1.25%	1.27%	0.75%
$750,000 to $999,999	1.00%	1.01%	0.50%
$1,000,000 and up (3)	0.00%	0.00%	0.00%

(1)	There are no sales charges on exchanges of A class shares of a Timothy Plan Fund for Class A shares of any other Timothy Plan Fund. There are no sales charges for the Money Market Fund.

(2)	The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all mounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
(3)	The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all mounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

From May 1, 2007 through close of business on May 31, 2007, for all Funds except the Fixed Income Fund, High Yield Bond Fund, and the Money Market Fund, the following sales charges(1) apply:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price
up to $50,000	5.25%	5.54%	5.00%
$50,000 to 99,999	4.25%	4.44%	4.00%
$100,000 to 249,999	3.25%	3.34%	3.00%
$250,000 to 499,999	2.00%	2.04%	1.75%
$500,000 to 999,999	1.00%	1.01%	0.75%
$1,000,000 and up	0.00%	0.00%	0.00%

Effective June 1, 2007, the following sales charges(1) apply to the Fixed Income Fund and High Yield Bond Fund:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price
up to $50,000	4.25%	4.44%	4.00%
$50,000 to $ 99,999	3.50%	3.63%	3.25%
$100,000 to $249,999	2.50%	2.56%	2.25%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	0.75%	0.76%	0.50%
$1,000,000 and up	0.00%	0.00%	0.00%

All portions of the Prospectus not specifically amended by this supplement shall remain in full force and effect.

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